Investments in equity accounted units - Summary of Investments in equity accounted units (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Investments in equity accounted units [Line Items]
– Non-current assets	$ 76,554	$ 74,177
– Current assets	18,678	15,055
Total assets	95,726	89,263
– Current liabilities	(11,225)	(9,362)
– Non-current liabilities	(33,262)	(34,133)
Total liabilities	(44,611)	(43,533)
Rio Tinto's share of net assets	4,486	5,019
Investment in equity accounted units [member]
Disclosure of Investments in equity accounted units [Line Items]
– Non-current assets	5,913	6,686
– Current assets	990	832
Total assets	6,903	7,518
– Current liabilities	(654)	(612)
– Non-current liabilities	(1,763)	(1,887)
Total liabilities	(2,417)	(2,499)
Rio Tinto's share of net assets	$ 4,486	$ 5,019	$ 4,941